Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jul. 01, 2014	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment losses				¥ 7,281
Amortizable intangible assets acquired		¥ 154,682
Acquired finite lived intangible assets, weighted-average amortization period		20 years
Amortization of intangible assets		¥ 177,816	¥ 237,858	¥ 222,443
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2016		157,622
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2017		134,924
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2018		108,876
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2019		81,936
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2020		52,827
ABC HOLDINGS
Goodwill and Intangible Assets Disclosure [Line Items]
Percentage of ownership interests associated with acquisition			51.00%
Software for telecommunications network
Goodwill and Intangible Assets Disclosure [Line Items]
Amortizable intangible assets acquired		¥ 70,428
Acquired finite lived intangible assets, weighted-average amortization period		6 years 8 months 12 days
Software for telecommunications network | Change in Accounting Method Accounted for as Change in Estimate | Minimum
Goodwill and Intangible Assets Disclosure [Line Items]
Estimated useful life of software	5 years
Software for telecommunications network | Change in Accounting Method Accounted for as Change in Estimate | Maximum
Goodwill and Intangible Assets Disclosure [Line Items]
Estimated useful life of software	7 years
Internal-use software
Goodwill and Intangible Assets Disclosure [Line Items]
Amortizable intangible assets acquired		¥ 71,086
Acquired finite lived intangible assets, weighted-average amortization period		5 years 10 months 24 days
Intangible Assets
Goodwill and Intangible Assets Disclosure [Line Items]
Acquired finite lived intangible assets, weighted-average amortization period		6 years 3 months 18 days